Share-based compensation plans	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation plans

24. Share-based compensation plans

The Company has the following equity-settled plans:

A. Stock option plan

The Company has established a stock option plan under which options to purchase common shares may be granted to employees of Cameco. Options granted under the stock option plan have an exercise price of not less than the closing price quoted on the Toronto Stock Exchange (TSX) for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options carry vesting periods of one to three years, and expire eight years from the date granted.

The aggregate number of common shares that may be issued pursuant to the Cameco stock option plan shall not exceed 43,017,198 of which 27,870,289 shares have been issued.

Stock option transactions for the respective years were as follows:

(Number of options)	2018	2017

Beginning of year	8,324,666	8,020,311
Options granted	1,473,430	1,373,040
Options forfeited	(315,340)	(564,423)
Options expired	(661,951)	(504,052)
Options exercised [note 16]	-	(210)

End of year	8,820,805	8,324,666

Exercisable	6,007,557	5,809,077

Weighted average exercise prices were as follows:

	2018	2017

Beginning of year	$22.19	$23.61
Options granted	11.32	14.70
Options forfeited	25.43	26.49
Options expired	28.90	19.50
Options exercised	-	19.37

End of year	$19.75	$22.19

Exercisable	$22.83	$24.95

Total options outstanding and exercisable at December 31, 2018 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$11.32 - 17.84	4,119,810	5.8	$14.01	1,306,562	$15.79
$17.85 - 39.53	4,700,995	2	$24.79	4,700,995	$24.79

	8,820,805			6,007,557

The foregoing options have expiry dates ranging from February 28, 2019 to February 28, 2026.

B. Executive performance share unit (PSU)

The Company has established a PSU plan whereby it provides each plan participant an annual grant of PSUs in an amount determined by the board. Each PSU represents one phantom common share that entitles the participant to a payment of one Cameco common share purchased on the open market, or cash with an equivalent market value, at the board’s discretion, at the end of each three-year period if certain performance and vesting criteria have been met. The final value of the PSUs will be based on the value of Cameco common shares at the end of the three-year period and the number of PSUs that ultimately vest. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. Vesting of PSUs at the end of the three-year period will be based on total shareholder return over the three years, Cameco’s ability to meet its annual operating targets and whether the participating executive remains employed by Cameco at the end of the three-year vesting period. As of December 31, 2018, the total number of PSUs held by the participants, after adjusting for forfeitures on retirement, was 1,343,971 (2017 - 1,070,997).

C. Restricted share unit (RSU)

The Company has established an RSU plan whereby it provides each plan participant an annual grant of RSUs in an amount determined by the board. Each RSU represents one phantom common share that entitles the participant to a payment of one Cameco common share purchased on the open market, or cash with an equivalent market value, at the board’s discretion. The RSUs carry vesting periods of one to three years, and the final value of the units will be based on the value of Cameco common shares at the end of the vesting periods. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. As of December 31, 2018, the total number of RSUs held by the participants was 456,704, (2017 - 463,151).

D. Employee share ownership plan

Cameco also has an employee share ownership plan, whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed during the year of contribution. Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan. Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased. At December 31, 2018, there were 2,317 participants in the plan (2017 - 2,979). The total number of shares purchased in 2018 with Company contributions was 304,147 (2017 - 370,381). In 2018, the Company’s contributions totaled $3,845,000 (2017 - $4,473,000).

Cameco records compensation expense under its equity-settled plans with an offsetting credit to contributed surplus, to reflect the estimated fair value of units granted to employees. During the year, the Company recognized the following expenses under these plans:

	2018	2017

Stock option plan	$4,744	$4,941
Performance share unit plan	7,690	6,186
Restricted share unit plan	2,542	2,833
Employee share ownership plan	3,845	4,473

Total	$18,821	$18,433

Fair value measurement of equity-settled plans

The fair value of the units granted through the PSU plan was determined based on Monte Carlo simulation and the fair value of options granted under the stock option plan was measured based on the Black-Scholes option-pricing model. The fair value of RSUs granted was determined based on their intrinsic value on the date of grant. Expected volatility was estimated by considering historic average share price volatility.

The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows:

	Stock option plan	PSU	RSU

Number of options granted	1,473,430	602,530	377,021
Average strike price	$11.32	-	$11.46
Expected dividend	$0.08	-	-
Expected volatility	35%	37%	-
Risk-free interest rate	2.0%	1.9%	-
Expected life of option	4.8 years	3 years	-
Expected forfeitures	7%	9%	13%
Weighted average grant date fair values	$3.48	$11.43	$11.46

In addition to these inputs, other features of the PSU grant were incorporated into the measurement of fair value. The market condition based on total shareholder return was incorporated by utilizing a Monte Carlo simulation. The non-market criteria relating to realized selling prices and operating targets have been incorporated into the valuation at grant date by reviewing prior history and corporate budgets.

The Company has the following cash-settled plans:

A. Deferred share unit (DSU)

Cameco offers a DSU plan to non-employee directors. A DSU is a notional unit that reflects the market value of a single common share of Cameco. 60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs. If a director meets their ownership requirements, the director may elect to take 25%, 50%, 75% or 100% of their annual retainer and any fees in cash, with the balance, if any, to be paid in DSUs. Each DSU fully vests upon award. Dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. The DSUs will be redeemed for cash upon a director leaving the board. The redemption amount will be based upon the weighted average of the closing prices of the common shares of Cameco on the TSX for the last 20 trading days prior to the redemption date multiplied by the number of DSUs held by the director. As of December 31, 2018, the total number of DSUs held by participating directors was 528,483 (2017 - 452,981).

B. Phantom stock option

Cameco makes annual grants of bonuses to eligible non-North American employees in the form of phantom stock options. Employees receive the equivalent value of shares in cash when exercised. Options granted under the phantom stock option plan have an award value equal to the closing price quoted on the TSX for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options vest over three years and expire eight years from the date granted. As of December 31, 2018, the number of options held by participating employees was 353,580 (2017 - 391,714) with exercise prices ranging from $11.32 to $39.53 per share (2017 - $14.70. to $39.53) and a weighted average exercise price of $17.74 (2017 - $22.13).

Cameco has recognized the following expenses (recoveries) under its cash-settled plans:

	2018	2017

Deferred share unit plan	$2,922	$(42)
Phantom stock option plan	675	176

Total	$3,597	$134

At December 31, 2018, a liability of $9,352,000 (2017 - $5,771,000) was included in the consolidated statements of financial position to recognize accrued but unpaid expenses for cash-settled plans.

Fair value measurement of cash-settled plans

The fair value of the phantom stock option plan was measured based on the Black-Scholes option-pricing model. Expected volatility is estimated by considering historic average share price volatility. The inputs used in the measurement of the fair values of the phantom stock option plan at the grant and reporting dates were as follows:

	Grant date	Reporting date
	March 1, 2018	December 31, 2018

Number of units	101,895	353,580
Average strike price	$11.32	$17.74
Expected dividend	$0.08	$0.08
Expected volatility	35%	37%
Risk-free interest rate	1.9%	1.9%
Expected life of option	4.5 years	3.7 years
Expected forfeitures	7%	8%
Weighted average measurement date fair values	$3.68	$4.21